S000019842 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	259 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA BB-B US Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses, taxes or, for periods prior to July 2022, transaction costs)
Prospectus [Line Items]
Average Annual Return, Percent	8.69%	4.09%	6.04%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Variable Portfolio - Income Opportunities Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	3.76%	5.30%
Performance Inception Date					Jun. 01, 2004
Columbia Variable Portfolio - Income Opportunities Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	8.78%	3.86%	5.42%
Performance Inception Date				May 03, 2010
Columbia Variable Portfolio - Income Opportunities Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	8.43%	3.60%	5.17%
Performance Inception Date				May 03, 2010